SUBSEQUENT EVENTS (Details Narrative) - USD ($)			4 Months Ended	12 Months Ended
	Apr. 11, 2025	May 02, 2023	Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2025	Jun. 04, 2024	May 05, 2023
Subsequent Event [Line Items]
Proceeds from common stock				$ 1,212,370	$ 1,828,263
Capital stock, shares authorized							9,000,000,000	7,000,000,000
Common stock, shares authorized				8,990,000,000	8,990,000,000		8,990,000,000	6,990,000,000
Preferred stock, shares authorized				10,000,000	10,000,000		10,000,000	10,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Capital stock, shares authorized						16,000,000,000
Common stock, shares authorized						15,990,000,000
Preferred stock, shares authorized						10,000,000
Financing And Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued				1,000,000,000	587,432,649
Debt fund issued		$ 10,000,000
Equity financing agreement description		The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred fifty percent (250%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equalling less than $10,000 or greater than $750,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares.
Financing And Registration Rights Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt fund issued	$ 10,000,000
Equity financing agreement description	The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed three hundred percent (300%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the 2025 Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equalling less than $10,000 or greater than $1,000,000. Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares.
Financing And Registration Rights Agreement [Member] | GHS Investments LLC [Member]
Subsequent Event [Line Items]
Number of shares issued				457,990,649
Financing And Registration Rights Agreement [Member] | GHS Investments LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued			1,364,594,180
Proceeds from common stock			$ 295,965